ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
	2020	2019
Accounts payable	$226,850	$273,298
Accrued expenses – H2020 grant	—	416,480
Accrued expenses – lab refurbishments	132,356	88,036
Accrued expenses – technical fees	44,755	75,160
Accrued expenses – variable rent & utilities	67,165	27,962
Accrued expenses – audit & accounting fees	250,437	27,482
Accrued expenses – other	5,879	20,985
Credit card liabilities	6,308	11,512
Payroll liabilities	126,883	114,630
Total accounts payable and accrued expenses	$860,633	$1,055,545